SUBSEQUENT EVENTS (Details Textual) - USD ($)		12 Months Ended
	Jan. 24, 2018	Mar. 31, 2019	Jun. 30, 2019
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	24,267	45,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		7 years
Convertible note offering		$ 9,000,000
Term Loan [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.00%	1.00%
Debt Instrument, Maturity Date		May 08, 2021
Pre Split Exchangeable Shares [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued		40,560
Conversion of Stock, Shares Converted pre-split		6,083,900
Director [Member]
Subsequent Event [Line Items]
Term loan		$ 500,000	$ 500,000
Shareholder [Member]
Subsequent Event [Line Items]
Convertible debt		$ 200,000
Board Members and Employees [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		169,882
Shares Issued, Price Per Share		$ 3.16